INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Mar. 21, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Income tax law description		Income Tax Law, the standard enterprise income tax rate is 20% for companies with taxable income exceeding NT$120,000. Companies with taxable income under NT$120,000 are exempt from tax. Companies with taxable income between NT$120,000 and NT$200,000, enterprise income tax is calculated at a 20% rate on half of the taxable amount exceeding NT$120,000.
Cumulative net operating losses		$ 13,700,000	$ 12,700,000
Income taxes paid		$ 0	$ 0	$ 0
HONG KONG
Operating Loss Carryforwards [Line Items]
Income tax rate description	Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.	the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.
Income tax rate		16.50%	16.50%	16.50%
TAIWAN
Operating Loss Carryforwards [Line Items]
Income tax rate		20.00%	20.00%	20.00%
SINGAPORE
Operating Loss Carryforwards [Line Items]
Income tax rate		17.00%	17.00%	17.00%